Related Party Transactions - Schedule of Other Payables – Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables to Related Parties [Line Items]
Total		$ 400
Mun Wah Wan [Member]
Schedule of Other Payables to Related Parties [Line Items]
Relationship	Former Chairman of the board of directors of the Company
Total		$ 400